Note 8 - Share-based Compensation - Warrant Assumptions (Details) - Warrants [member]	Jun. 30, 2025	Jun. 30, 2024
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Unobservable input	85	85
Share price [member]
Statement Line Items [Line Items]
Unobservable input	0.05	0.42
Minimum [Member] | Expected term [member]
Statement Line Items [Line Items]
Unobservable input	5	5
Minimum [Member] | Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input	3.96	4.71
Maximum [Member] | Expected term [member]
Statement Line Items [Line Items]
Unobservable input	7	7
Maximum [Member] | Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input	4.09	4.72